Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities owned - broker trading accounts, cost (in dollars)	$ 12,393,731	$ 0
Securities owned, cost (in dollars)	111,958,454	241,686,422
Class A
Securities owned - broker trading accounts, cost (in dollars)	643,941
Securities owned, cost (in dollars)	5,817,022	11,536,100
General Partner, units outstanding	307.34	763.99
Limited Partners, units outstanding	12,125.34	17,492.46
Class B
Securities owned - broker trading accounts, cost (in dollars)	6,722,434
Securities owned, cost (in dollars)	60,726,933	117,872,856
Limited Partners, units outstanding	155,869.84	222,772.45
Legacy 1 Class
Securities owned - broker trading accounts, cost (in dollars)	109,783
Securities owned, cost (in dollars)	991,726	2,017,345
General Partner, units outstanding	1,025.00	1,025.00
Limited Partners, units outstanding	1,802.74	3,313.23
Legacy 2 Class
Securities owned - broker trading accounts, cost (in dollars)	37,730
Securities owned, cost (in dollars)	340,831	2,807,925
General Partner, units outstanding	263.13	1,000.00
Limited Partners, units outstanding	724.42	5,130.96
Global 1 Class
Securities owned - broker trading accounts, cost (in dollars)	401,108
Securities owned, cost (in dollars)	3,623,402	5,104,139
General Partner, units outstanding	1,372.89	1,372.89
Limited Partners, units outstanding	9,206.57	9,938.76
Global 2 Class
Securities owned - broker trading accounts, cost (in dollars)	243,500
Securities owned, cost (in dollars)	2,199,646	8,842,856
General Partner, units outstanding	1,329.58	1,974.70
Limited Partners, units outstanding	5,196.84	17,903.21
Global 3 Class
Securities owned - broker trading accounts, cost (in dollars)	4,235,235
Securities owned, cost (in dollars)	$ 38,258,894	$ 93,505,201
Limited Partners, units outstanding	125,561.73	228,934.56